Mandatorily Redeemable Preferred Operating Partnership Units	12 Months Ended
Dec. 31, 2014
Real Estate Companies Disclosures [Abstract]
Manditorily Redeemable Preferred Operating Partnership Units

NOTE 15 – MANDATORILY REDEEMABLE PREFERRED OPERATING PARTNERSHIP UNITS

On July 2, 2014, the Company issued 30,000 preferred units, at a price of $100 per unit, totaling $3,000,000. These preferred unit holders are entitled to distributions at a rate of 6% per annum of their liquidation preference amount of $100 per unit which are cumulative from the date of issuance and are payable monthly (to the extent there are sufficient distributable proceeds). On and after July 2, 2020, the Company shall redeem the units, in whole, at the liquidation preference price of $100 per unit, plus accrued and unpaid distributions. There were no accumulated, undeclared preferred payments outstanding as of December 31, 2014. The preferred units have been classified as a liability in the consolidated balance sheet as the preferred liquidation preference amount is mandatorily redeemable in specific amounts at specific dates in the future. The liquidation preference amount totaled $3,000,000 as of December 31, 2014.